INCOME TAXES	12 Months Ended
Aug. 31, 2020
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

23. INCOME TAXES

There are no current income taxes payable or recoverable for the years ended August 31, 2020 and 2019.

Components of deferred income tax expense are as follows:

	AUGUST 31, 2020	AUGUST 31, 2019

Origination and reversal of temporary differences	$(37,875)	$1,987
Change in tax rate and rate differences	421	281
Change in unrecognized temporary differences	27,245	1,349
Prior period adjustments	(262)	12
Total income tax (recovery) expense	$(10,471)	$3,629

A reconciliation of income tax expense at the statutory rate to amounts recorded in the consolidated financial statements is provided below.

	AUGUST 31, 2020	AUGUST 31, 2019

Income (loss) from continuing operations before income taxes	$(146,628)	$(5,875)
Statutory income tax rate	29.0%	29.0%

Tax calculated at statutory rate	(42,522)	(1,704)
Non-deductible (non-taxable) items	2,643	3,742
Difference between current and future tax rates	421	281
Benefit of deductible temporary differences not recognized	27,245	1,349
Effect of tax rates in other jurisdictions	2,016	—
Other	(274)	(39)
Income tax (recovery) expense per financial statements	$(10,471)	$3,629

Recognized deferred tax assets and liabilities consist of the following:

	AUGUST 31, 2020	AUGUST 31, 2019

Deferred tax assets are attributable to the following:
Non-capital losses	$6,670	$10,708
Lease liabilities	1,038	—
Deferred tax assets	7,708	10,708
Set-off of tax	(7,708)	(10,708)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:

Long-term assets	$(961)	$(4,983)
Biological assets	(170)	(961)
Inventories	(5,367)	(15,200)
Right-of-use lease assets	(1,096)	—
Other	(114)	(35)
Deferred tax liabilities	(7,708)	(21,179)
Set-off of tax	7,708	10,708
Net deferred tax liability	$—	$(10,471)

The changes in temporary differences during the years ended August 31, 2020 and 2019 were as follows:

	NET BALANCE AT AUGUST 31, 2019	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2020

Non-capital losses	$10,708	$(4,039)	$—	$6,669
Share issuance costs	—	—	—	—
PP&E	(4,983)	4,022	—	(961)
Biological assets	(961)	791	—	(170)
Inventories	(15,200)	9,833	—	(5,367)
Lease liabilities	—	1,038	—	1,038
Right-of-use lease assets	—	(1,096)	—	(1,096)
Other	(35)	(78)	—	(113)
Net tax assets (liabilities)	$(10,471)	$10,471	$—	$—

	NET BALANCE AT AUGUST 31, 2018	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2019

Non-capital losses	$8,604	$2,723	$(619)	$10,708
Share issuance costs	1,657	—	(1,657)	—
PP&E	(1,275)	(3,708)	—	(4,983)
Biological assets	(3,307)	2,346	—	(961)
Inventories	(10,385)	(4,815)	—	(15,200)
Unsecured convertible debentures	(3,306)	(108)	3,414	—
Other	32	(67)	—	(35)
Net tax assets (liabilities)	$(7,980)	$(3,629)	$1,138	$(10,471)

At August 31, 2020, the Company has non-capital loss carryforwards available to offset future taxable income in Canada, which expire as follows:

AUGUST 31, 2020
August 31, 2035	$1,070
August 31, 2037	11,727
August 31, 2038	14,296
August 31, 2039	16,746
August 31, 2040	81,205
$125,044

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met.  The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	AUGUST 31, 2020	AUGUST 31, 2019

Deductible temporary differences	$17,348	$12,010
Tax losses	102,183	3,809
	$119,531	$15,819